UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07853
                                                    ----------

                         Kalmar Pooled Investment Trust
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
            ---------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-658-7575
                                                           -------------
                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


    KALMAR
    POOLED
INVESTMENT
     TRUST
----------

                               [GRAPHIC OMITTED]

                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                       REPORT FROM MANAGEMENT
-------------------                                              AUGUST 15, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


DEAR FELLOW SHAREHOLDERS AND FRIENDS:

After a challenging beginning to the year 2005, which saw US small cap stocks decline in the First Quarter, they rallied in the Second Quarter. June continued the positive momentum begun in May to produce back to back up months for the first time this year. Smaller stocks, looked at by lumping small Value and small Growth stocks together as in the Russell 2000, are approaching breakeven for the year-to-date as can be seen below. Small Growth stocks taken separately, as in the Russell 2000 Growth index, have had a harder time. As a true Growth manager Kalmar's Small Cap Fund has done well compared to Growth indexes. The same can evidently be said more forcefully of our longer term comparative returns.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 SINCE INCEPTION
                                      2ND        YEAR                     3 YEAR               5 YEAR               4/11/1997
TOTAL RETURNS                       QUARTER     TO DATE   1-YEAR      CUM.      ANN.        CUM.       ANN.       CUM.       ANN.
-----------------------------------------------------------------------------------------------------------------------------------
Kalmar "Growth-with-Value"-
Small Cap Fund                        2.70      (1.24)     4.96      39.31      11.68      28.81      5.19      121.26      10.14
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth                   3.48      (3.58)     4.29      38.13      11.37     (20.59)    (4.51)      45.67       4.68
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2000                          4.32      (1.25)     9.45      43.57      12.81      31.98      5.71      105.72       9.17
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500                               1.37      (0.78)     6.24      26.97       8.28     (11.39)    (2.39)      77.86       7.25
-----------------------------------------------------------------------------------------------------------------------------------
Nasdaq Composite                      2.90      (5.45)     0.45      40.58      12.02     (48.14)   (12.31)      66.45       6.39
-----------------------------------------------------------------------------------------------------------------------------------

The Second Quarter began with cyclical slowdown fears weighing on the market through April, which then recovered toward its starting-year highs on declining interest rates and perceptions that the mid-cycle economic "soft patch" was ending and that oil and other industrial commodities were potentially topping out. At quarter-end, with oil rising yet again to new all time highs over $60 per barrel and a ninth Fed Funds increase with no hint from the Fed that the string of raises was ending, the market pulled back slightly. Bonds outperformed stocks in the Second Quarter -- and year-to-date -- with declining interest rates playing an important causative role in the smaller stock rally. The decline in bond yields had to rank as the biggest Second Quarter investor surprise given persistent Fed tightening. Ten-year US government yields began the quarter at 4.50% and ended at 3.94%, which were also below the 4.22% of year-end 2004, despite general expectations that longer term rates would rise.

Smaller cap stocks outperformed Large caps in the Second Quarter for only the second time in the last five quarters since the long sequence of Small cap outperformance was broken last summer. We would note, however, that the shortfalls in these three underperforming quarters were not substantial and that, when Smaller stocks have underperformed recently, it has been in down or near flat markets whereas they have outperformed in more strongly rising ones. Among other things, this may suggest that the Small cap outperformance cycle has more life left than

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


many market pundits maintain. Indeed, the outlook for Small cap relative earnings growth in the "earnings season" beginning now continues to appear superior to Large companies. Additionally, while smaller stocks are hardly inexpensive, they are not at high relative valuation extremes.

Looking inside the Smaller company universe itself produces a more telling contrast, in our opinion. Small Value stocks not only outperformed Small Growth again in the Second Quarter, but have done so for six of the last seven quarters. What is more, the excess return to small Value since the dot.com bubblemania fever broke in March 2000 has produced a three standard deviation return differential favoring smaller Value stocks. Suffice to say for the non-statistically sophisticated, such experiences are rare and almost never go unreversed for too long. Accordingly, at a minimum, the odds would suggest to Kalmar a return to a more even playing field for Growth managers.

Symptomatic of the extremely one-sided returns smaller Value stocks have enjoyed are vastly divergent sector results that have made managing small cap Growth portfolios extremely difficult for most managers. The most striking sector divergence looked at over 1, 3, and 5 year periods -- which continued through the Second Quarter -- is Technology's lagging performance over every period measured and HealthCare's lag in all time frames but the trailing 3 year period. The Financial sector's outsized positive contribution during these periods is also striking and clearly benefited Value managers. That the Kalmar Fund was overweight in Technology and HealthCare and sharply underweight in Financials during this entire time frame and yet has considerably outperformed the Russell 2000 Growth, and come quite close to the Russell 2000 itself, says a lot for the benefits of our bottom-up research-driven investment style -- which is dedicated to the ownership of companies that actually deliver good growth, rather than simply owning ostensibly "growthy" stocks.

PERFORMANCE ATTRIBUTION.

As already discussed, smaller Value stocks outperformed smaller Growth in the Second Quarter and year-to-date. Also producing outperformance, generally speaking, were low valuation/slow growth companies in contrast to those with higher expected growth; companies with high dividend yields versus companies with no yields; larger rather than the tiniest of smaller cap companies; companies with higher quality financials rather than lower quality names; and higher priced rather than sub-$5 stocks. The Kalmar Fund was favored by only the latter three of these influences being a true but quality-oriented Growth manager. A surprising nuance within these influences was that loss-making companies specifically were strong performers in the Second Quarter, though they lag badly year-to-date. This was partially attributable to sharp gains among non-earning Biotechs in the last quarter. Kalmar is committed to owning profit-making companies for common sense reasons. The absence of what we would call lower-quality Biotech exposure hurt our returns versus Aggressive Growth managers and the Russell Growth indexes in the latest quarter.

Sectorally speaking for the Second Quarter, positive returns within the Russell smaller cap indexes were broad-based but with a defensive tilt. All sectors except Materials & Processing were in the black, but

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


Technology only by the skin of its teeth. REIT's and Utilities led sector returns, followed by HealthCare and Financials. Kalmar being a genuine Growth company manager has no REIT and Utility holdings and minimal Financials exposure. This was an obvious handicap for us relative to the indexes in the short run. On the power of rising oil prices, Energy has been by far the best performing sector year-to-date. On an equal weight to the indexes the Kalmar Fund's specific Energy holdings lagged the index names slightly in the Second Quarter, but outperformed them nicely year-to-date. During this time frame Energy was a close third in terms of contribution to the Fund's overall returns after its HealthCare and Consumer Discretionary exposures, where we are overweight in both cases and where our specific holdings outperformed the index sector stocks, notably in the case of HealthCare in the First Quarter and Consumer Discretionary in the Second. Year-to-date in pure sectoral positioning terms, we were quite disadvantaged by our large Technology exposure, being the weakest sector, followed by our absence of Utility exposure which was the second highest returning group after Energy.

Given these positioning handicaps, how did the Kalmar Fund manage to outperform for the year so far? As in the Second Quarter, we will not do so every quarter because rapid shifts in market psychology regularly conflict with our longer-term growth company ownership investment intent, but in an intermediate term sense it mostly comes down to superior company business delivery -- which as a portfolio ingredient results from insightful research. Example, in the Second Quarter our specific Technology holdings were up versus only a breakeven for the index Tech stocks. And while our Tech holdings were down for the year, they declined less than those in the indexes. Our HealthCare holdings represent a similar case in point. While they did not help us relative to the indexes in the Second Quarter -- because they rose only modestly versus stronger short run gains by HealthCare index names -- for the year so far they gained over 7% versus a loss for HealthCare stocks in the Russell 2000 indexes. It is individual companies that create economic wealth one by one through the strength and innovation of their products and management. Kalmar tries to invest in ones that do so more productively and at higher rates of growth. We also try to buy these when they are inefficiently valued and with business competitive positives that are not appropriately appreciated by other investors. As shareholders know, that is where the "with-Value" aspect of our unique "Growth-with-Value" investment approach comes into play.

BEST AND WORST PERFORMERS, PORTFOLIO ACTIVITY.

The Kalmar Fund's best and worst performers came from a variety of sectors as usual, as is typical of our diversified bottom-up investment style. In general terms, our better performers benefited from especially strong business growth and profitability and/or the recognition of competitive positives that had been less apparent to other investors. These included: GameStop, the retailer of new and used video games; Coldwater Creek, the women's specialty apparel retailer; Intermagnetics General, the supplier of MRI magnets and signal reception coils; Penn National Gaming, now the third largest "non Las Vegas" gaming company; and Respironics, the respiratory technology company that serves the obstructive sleep apnea therapy market. In addition to strong operational results, both GameStop and Penn National announced strategic acquisitions that enhance their growth prospects.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


In like vein, the Fund's worst performers for the Second Quarter all experienced either a shortfall in expected growth or some unanticipated operational issue. These included: Navigant Consulting, the litigation support and Sarbanes-Oxley implementation specialist; Martek Biosciences, the unique health-enhancing food additive producer; Richardson Electronics, the value added engineered products distributor; ElkCorp, the growth leader in architectural shingles; and Pep Boys, the well known auto parts/services retailer whose transformation back to growth was interrupted. All are under critical research review. We beefed up Martek following its stock weakness; sold Richardson outright; and scaled back commitments to the other three pending further decisions.

In the Second Quarter, including these actions, we made partial sales or took "peel the onion" profit harvests in eight stocks; beefed up seven holdings where our research conviction has increased and the reward versus risk had improved; and initiated five new holdings.

Examples of new portfolio purchases include: BJ's Restaurants (market cap $360 million), a rapid-expansion-stage casual dining chain that features signature deep-dish pizza, its own hand-crafted beers, and is benefiting from new highly experienced management. CoStar Group (market cap $755 million), a leading web-based provider of listing information services for commercial and retail real estate industry participants, that is attractive because of the gathering momentum in its subscriptions model. UNOVA Inc. (market cap $1.3 billion), a global supply chain solutions provider for the bar code data collection market, that is well positioned to capture a leading position in the emerging high growth RFID (radio frequency identification) market.

OUTLOOK.

Recognizing that almost no one predicts these things accurately (and then only rarely) and that Kalmar in actuality manages your Fund bottom-up, it seems reasonable to expect that:

The economic expansion will remain firm, even amid record prices for oil. The services economy (at about 87% of GDP) will now do better than the manufacturing economy, as the latter feels a greater incremental effect from energy and other materials cost increases and a rising Dollar. That said, recent Institute of Supply Management (ISM) reports appear to signal that the earlier inventory slowdown is over. The real pessimists who believed that there were no inflation pressures and that growth would deteriorate sharply are being proved wrong. Acceptably strong but modestly slowing GDP, accompanied by gradually rising but still modest inflation, and healthy but declining productivity should be what's in store. Thus, profit at companies most dependent on economic expansion, including commodity producers, may trail those that are less economically sensitive and those with more self-generated profit drivers. Stock market valuations for companies that actually deliver strong, sustainable profit growth in this environment appear likely to go to differentiated premiums. And, hopefully, such better-grower outperformance will help catalyze a

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


market performance transition that again favors Growth companies after prolonged one-sided Value stock excess return. Investment success in this environment -- or whatever specific scenario develops -- will require hard creative research work and a sensible productive investment approach. As always, your team is committed to both.

This brings our best wishes for a healthy, successful and productive summer.

Yours faithfully,

/s/ Ford B. Draper, Jr., President

Ford B. Draper, Jr., President
KALMAR INVESTMENT ADVISERS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONCLUDED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND
                  GROWTH OF $10,000 VS. THE RUSSELL 2000 INDEX
                   AND THE LIPPER SMALL CAP GROWTH FUND INDEX

                                                            AVERAGE
                                                        ANNUAL RETURNS
                                                    -----------------------
                                   Six Months
                                     Ended                         Since
                                 June 30, 2005      5 Years      Inception*
                                 --------------     -------      ----------
Kalmar Small Cap Fund                 (1.24)%         5.19%        10.14%
Russell 2000                          (1.25)%         5.71%         9.17%
Lipper Small
Cap Growth                            (1.21)%        (3.88)%        7.92%
----------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

         Kalmar Small Cap Fund      Russell 2000     Lipper Small Cap Growth
         ---------------------      ------------     -----------------------
Apr-97          $10,000                $10,000              $10,000
Jun-97          $12,040                $11,530              $11,756
Sep-97          $14,880                $13,246              $13,728
Dec-97          $14,635                $12,802              $12,562
Mar-98          $15,746                $14,090              $13,981
Jun-98          $14,891                $13,433              $13,470
Sep-98          $11,825                $10,727              $10,256
Dec-98          $13,513                $12,476              $12,683
Mar-99          $11,750                $11,799              $12,270
Jun-99          $13,513                $13,634              $14,019
Sep-99          $12,787                $12,772              $14,273
Dec-99          $14,324                $15,128              $20,440
Mar-00          $16,247                $16,200              $24,100
Jun-00          $17,176                $15,587              $22,810
Sep-00          $17,689                $15,760              $22,450
Dec-00          $16,573                $14,671              $18,754
Mar-01          $14,500                $13,717              $15,215
Jun-01          $16,701                $15,677              $17,751
Sep-01          $13,451                $12,417              $13,308
Dec-01          $16,573                $15,036              $16,322
Mar-02          $16,766                $15,635              $15,034
Jun-02          $15,883                $14,329              $13,917
Sep-02          $12,993                $11,262              $11,202
Dec-02          $13,835                $11,956              $11,813
Mar-03          $13,387                $11,419              $11,372
Jun-03          $15,883                $14,094              $14,028
Sep-03          $17,483                $15,373              $15,251
Dec-03          $19,859                $17,606              $17,102
Mar-04          $20,732                $18,708              $17,712
Jun-04          $21,081                $18,796              $17,688
Sep-04          $19,672                $18,259              $16,496
Dec-04          $22,403                $20,833              $18,948
Mar-05          $21,544                $19,720              $17,966
Jun-05          $22,126                $20,572              $18,718

*     The Fund commenced operations on April 11, 1997.

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK MARKET INDEX AND DOES NOT REFLECT ANY ASSET-BASED CHARGES FOR INVESTMENT MANAGEMENT OR TRANSACTION EXPENSES, NOR DOES THE INDEX REFLECT ANY EFFECTS OF TAXES, FEES OR OTHER TYPES OF CHARGES. THE LIPPER SMALL CAP GROWTH FUND INDEX IS CALCULATED USING A WEIGHTED AGGREGATE COMPOSITE INDEX FORMULA WHICH IS REBASED ANNUALLY. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RESULTS DO NOT REFLECT ANY TAXES THAT A SHAREHOLDER MIGHT HAVE INCURRED AS A RESULT OF DISTRIBUTIONS BY THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY PFPC DISTRIBUTORS, INC.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                        FUND EXPENSE EXAMPLES
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.


                                                               KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                           ---------------------------------------------------------------------------------
                                                                                                      EXPENSES PAID DURING
                                            BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE           SIX MONTHS ENDING
                                                JANUARY 1, 2005               JUNE 30, 2005              JUNE 30, 2005*
                                           -------------------------    ----------------------       -----------------------
Actual                                             $1,000.00                    $  987.60                    $6.36
Hypothetical (5% return before expenses)           $1,000.00                    $1,018.32                    $6.48

* Expenses are equal to the Fund's annualized expense ratio of 1.29% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.24)% for the six-month period of January 1, 2005 to June 30, 2005.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                 PORTFOLIO HOLDINGS SUMMARY TABLE (UNAUDITED)
-------------------                                               JUNE 30, 2005
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                        % OF
                                                        NET
                                                       ASSETS          VALUE
                                                       ------       ------------
Common Stock:
   Business Equipment & Services ................       17.8%       $ 69,311,382
   Healthcare ...................................       15.8%         61,281,600
   Retail .......................................       14.3%         55,615,476
   Technology ...................................       14.0%         54,259,257
   Capital Goods ................................       11.5%         44,693,042
   Energy .......................................        8.4%         32,552,502
   Consumer Durables ............................        2.7%         10,586,826
   Raw Materials ................................        2.6%          9,945,893
   Consumer Services ............................        2.3%          8,873,903
   Consumer Non-Durables ........................        2.0%          7,929,692
   Transportation ...............................        0.9%          3,439,228
   Financial Services ...........................        0.4%          1,585,710
Money Market Securities .........................        6.8%         26,310,791
                                                       ------       ------------
Total Investments ...............................       99.5%        386,385,302
Other Assets & Liabilities, Net .................        0.5%          2,116,434
                                                       ------       ------------
NET ASSETS ......................................      100.0%       $388,501,736
                                                       ======       ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------                                                JUNE 30, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                MARKET
                                                                                                 VALUE
                                                                                SHARES         (NOTE 2)
                                                                             -------------   -------------
COMMON STOCK -- 92.7%

BUSINESS EQUIPMENT & SERVICES -- 17.8%

          BUSINESS EQUIPMENT & SERVICES -- 15.2%
          Acxiom Corp. ...................................................         338,470   $   7,067,254
          Alliance Data Systems Corp.* ...................................         112,575       4,566,042
          ChoicePoint, Inc.* .............................................         138,241       5,536,552
          DeVry, Inc.* ...................................................         190,925       3,799,407
          Hewitt Associates, Inc. (A Shares)* ............................         161,475       4,280,702
          Insight Enterprises, Inc.* .....................................         447,712       9,034,828
          Laureate Education, Inc.* ......................................         151,275       7,240,021
          MAXIMUS, Inc. ..................................................         113,050       3,989,535
          Mobile Mini, Inc.* .............................................         146,125       5,038,390
          MPS Group, Inc.* ...............................................         287,675       2,709,899
          Navigant Consulting, Inc.* .....................................         185,500       3,275,930
          SI International, Inc.* ........................................          92,650       2,775,794
                                                                                             -------------
                                                                                                59,314,354
                                                                                             -------------

          SOFTWARE SERVICES -- 2.6%
          Ceridian Corp.* ................................................         247,350       4,818,378
          CoStar Group, Inc.* ............................................          47,300       2,062,280
          Fair Isaac Corp. ...............................................          85,380       3,116,370
                                                                                             -------------
                                                                                                 9,997,028
                                                                                             -------------
          TOTAL BUSINESS EQUIPMENT & SERVICES ............................                      69,311,382
                                                                                             -------------

CAPITAL GOODS -- 11.5%

          CAPITAL EQUIPMENT -- 2.3%
          Actuant Corp. (A Shares)* ......................................          91,478       4,385,455
          Donaldson Co., Inc. ............................................          96,025       2,912,438
          Excel Technology, Inc.* ........................................          73,425       1,784,228
                                                                                             -------------
                                                                                                 9,082,121
                                                                                             -------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------                                                JUNE 30, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                MARKET
                                                                                                 VALUE
                                                                                SHARES         (NOTE 2)
                                                                             -------------   -------------
          INDUSTRIAL SERVICES -- 6.3%
          Benchmark Electronics, Inc.* ...................................         200,125   $   6,087,802
          Carlisle Cos., Inc. ............................................          82,675       5,673,985
          MSC Industrial Direct Co.,Inc.(A Shares) .......................         193,175       6,519,656
          Pentair, Inc. ..................................................         142,150       6,085,442
                                                                                             -------------
                                                                                                24,366,885
                                                                                             -------------
          METAL FABRICATION -- 0.8%
          NCI Building Systems, Inc.* ....................................          88,250       2,894,600
                                                                                             -------------
          NON - RESIDENTIAL CONSTRUCTION -- 0.8%
          ElkCorp ........................................................         110,050       3,141,928
                                                                                             -------------

          STORAGE TANK CONSTRUCTION -- 1.3%
          Chicago Bridge & Iron Co. N.V ..................................         227,800       5,207,508
                                                                                             -------------
          TOTAL CAPITAL GOODS ............................................                      44,693,042
                                                                                             -------------

CONSUMER DURABLES -- 2.7%

          CONSUMER ELECTRONICS -- 0.5%
          Harman International Industries, Inc. ..........................          24,450       1,989,252
                                                                                             -------------
          MOTOR VEHICLE PARTS -- 2.2%
          Gentex Corp. ...................................................         188,200       3,425,240
          TBC Corp.* .....................................................         190,650       5,172,334
                                                                                             -------------
                                                                                                 8,597,574
                                                                                             -------------
          TOTAL CONSUMER DURABLES ........................................                      10,586,826
                                                                                             -------------

CONSUMER NON-DURABLES -- 2.0%

          FOOD & RELATED -- 2.0%
          Central European Distribution Corp.* ...........................          42,475       1,585,592
          Performance Food Group Co.* ....................................         210,000       6,344,100
                                                                                             -------------
                                                                                                 7,929,692
                                                                                             -------------
          TOTAL CONSUMER NON-DURABLES ....................................                       7,929,692
                                                                                             -------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                MARKET
                                                                                                 VALUE
                                                                                SHARES         (NOTE 2)
                                                                             -------------   -------------
CONSUMER SERVICES -- 2.3%

          HOTELS & GAMING -- 1.5%
          Penn National Gaming, Inc.* ....................................         153,500   $   5,602,750
                                                                                             -------------
          PUBLISHING -- 0.8%
          Getty Images, Inc.* ............................................          44,050       3,271,153
                                                                                             -------------
          TOTAL CONSUMER SERVICES ........................................                       8,873,903
                                                                                             -------------

ENERGY -- 8.4%

          PETROLEUM-DOMESTIC -- 4.9%
          Delta Petroleum Corp.* .........................................         185,175       2,614,671
          Parallel Petroleum Corp.* ......................................         181,925       1,610,036
          Ultra Petroleum Corp.* .........................................         330,550      10,035,498
          Whiting Petroleum Corp.* .......................................         127,075       4,614,093
                                                                                             -------------
                                                                                                18,874,298
                                                                                             -------------
          PETROLEUM-FOREIGN -- 1.7%
          Duvernay Oil Corp.* ............................................          73,650       1,960,913
          Niko Resources, Ltd. ...........................................          96,325       4,537,059
                                                                                             -------------
                                                                                                 6,497,972
                                                                                             -------------
          PETROLEUM-SERVICES -- 1.8%
          Core Laboratories N.V.* ........................................         105,155       2,820,257
          Tidewater, Inc. ................................................         114,375       4,359,975
                                                                                             -------------
                                                                                                 7,180,232
                                                                                             -------------
          TOTAL ENERGY ...................................................                      32,552,502
                                                                                             -------------

FINANCIAL SERVICES -- 0.4%

          BANKS -- 0.4%
          Boston Private Financial Holdings, Inc. ........................          62,925       1,585,710
                                                                                             -------------
          TOTAL FINANCIAL SERVICES .......................................                       1,585,710
                                                                                             -------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                MARKET
                                                                                                 VALUE
                                                                                SHARES         (NOTE 2)
                                                                             -------------   -------------
HEALTHCARE -- 15.8%

          HEALTHCARE-DRUGS -- 2.8%
          Barr Pharmaceuticals, Inc.* ....................................         110,693   $   5,395,177
          Connetics Corp. ................................................         129,675       2,287,467
          Salix Pharmaceuticals, Ltd.* ...................................         171,175       3,022,950
                                                                                             -------------
                                                                                                10,705,594
                                                                                             -------------
          HEALTHCARE-GENERAL -- 7.4%
          Intermagnetics General Corp.* ..................................         111,425       3,427,433
          Martek Biosciences Corp.* ......................................          62,600       2,375,670
          Providence Service Corp.* ......................................          49,600       1,231,568
          ResMed, Inc.* ..................................................          92,700       6,117,273
          Respironics, Inc.* .............................................         214,575       7,748,303
          SonoSite, Inc.* ................................................         116,150       3,605,296
          The Cooper Companies, Inc. .....................................          72,925       4,438,216
                                                                                             -------------
                                                                                                28,943,759
                                                                                             -------------
          HOSPITAL SUPPLIES & MANAGEMENT -- 3.2%
          PSS World Medical, Inc.* .......................................         413,850       5,152,433
          United Surgical Partners International,
          Inc.* ..........................................................         140,330       7,308,386
                                                                                             -------------
                                                                                                12,460,819
                                                                                             -------------
          MEDICAL LABORATORIES -- 2.4%
          Covance, Inc.* .................................................         204,400       9,171,428
                                                                                             -------------
          TOTAL HEALTHCARE ...............................................                      61,281,600
                                                                                             -------------

RAW MATERIALS -- 2.6%

          CHEMICALS-SPECIALTY -- 2.6%
          MacDermid, Inc. ................................................         166,800       5,197,488
          Rogers Corp.* ..................................................         117,100       4,748,405
                                                                                             -------------
                                                                                                 9,945,893
                                                                                             -------------
          TOTAL RAW MATERIALS ............................................                       9,945,893
                                                                                             -------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                MARKET
                                                                                                 VALUE
                                                                                SHARES         (NOTE 2)
                                                                             -------------   -------------
RETAIL -- 14.3%

          RESTAURANTS -- 3.5%
          BJ's Restaurants, Inc.* ........................................          51,050   $   1,038,357
          Red Robin Gourmet Burgers, Inc.* ...............................         126,650       7,849,767
          Ruby Tuesday, Inc. .............................................         183,575       4,754,593
                                                                                             -------------
                                                                                                13,642,717
                                                                                             -------------
          RETAIL-GENERAL MERCHANDISE -- 1.3%
          Cost Plus, Inc.* ...............................................         110,950       2,767,093
          Fred's, Inc. ...................................................         141,450       2,345,241
                                                                                             -------------
                                                                                                 5,112,334
                                                                                             -------------
          RETAIL-SPECIALTY STORE -- 9.5%
          Coldwater Creek, Inc.* .........................................         262,255       6,532,772
          GameStop Corp. (A Shares)* .....................................         212,175       6,940,244
          MarineMax, Inc.* ...............................................          44,750       1,398,437
          Michaels Stores, Inc. ..........................................         117,700       4,869,249
          O'Reilly Automotive, Inc.* .....................................         106,150       3,164,332
          PETsMART, Inc. .................................................         161,375       4,897,731
          The Pep Boys - Manny, Moe & Jack ...............................         197,175       2,669,750
          Tractor Supply Co.* ............................................         130,100       6,387,910
                                                                                             -------------
                                                                                                36,860,425
                                                                                             -------------
          TOTAL RETAIL ...................................................                      55,615,476
                                                                                             -------------

TECHNOLOGY -- 14.0%

          BUSINESS SERVICES -- 0.9%
          Digitas, Inc.* .................................................         281,050       3,206,781
                                                                                             -------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
-------------------                                                JUNE 30, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                MARKET
                                                                                                 VALUE
                                                                                SHARES         (NOTE 2)
                                                                             -------------   -------------
          COMMUNICATIONS EQUIPMENT -- 2.9%
          Emulex Corp.* ..................................................         134,400   $   2,454,144
          Polycom, Inc.* .................................................         234,575       3,497,513
          Tekelec* .......................................................         250,300       4,205,040
          Tollgrade Communications, Inc.* ................................         142,800       1,071,000
                                                                                             -------------
                                                                                                11,227,697
                                                                                             -------------
          COMPUTERS-PERIPHERALS & SOFTWARE -- 3.4%
          Avocent Corp.* .................................................         222,561       5,817,745
          OPNET Technologies, Inc.* ......................................         118,225         957,622
          Progress Software Corp.* .......................................         176,000       5,306,400
          RadiSys Corp.* .................................................          72,875       1,176,931
                                                                                             -------------
                                                                                                13,258,698
                                                                                             -------------
          ELECTRONIC COMPONENTS -- 5.5%
          Aeroflex, Inc.* ................................................         574,375       4,824,750
          ATMI, Inc.* ....................................................         126,725       3,676,292
          International Rectifier Corp.* .................................         102,150       4,874,598
          Silicon Image, Inc.* ...........................................         252,800       2,593,728
          Tessera Technologies, Inc.* ....................................         118,250       3,950,733
          UNOVA, Inc.* ...................................................          56,300       1,499,269
                                                                                             -------------
                                                                                                21,419,370
                                                                                             -------------
          ELECTRONIC INSTRUMENTS -- 1.3%
          FARO Technologies, Inc.* .......................................          62,325       1,698,979
          FEI Co.* .......................................................         151,150       3,447,732
                                                                                             -------------
                                                                                                 5,146,711
                                                                                             -------------
          TOTAL TECHNOLOGY ...............................................                      54,259,257
                                                                                             -------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONCLUDED
-------------------                                                JUNE 30, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                                                MARKET
                                                                                                 VALUE
                                                                                SHARES         (NOTE 2)
                                                                             -------------   -------------
TRANSPORTATION -- 0.9%

          LOGISTICS -- 0.9%
          UTI Worldwide, Inc. ............................................          49,400   $   3,439,228
                                                                                             -------------
          TOTAL TRANSPORTATION ...........................................                       3,439,228
                                                                                             -------------
          TOTAL COMMON STOCK (COST $252,909,364) .........................                     360,074,511
                                                                                             -------------

MONEY MARKET SECURITIES -- 6.8%

MONEY MARKET FUNDS -- 6.8%

          BlackRock Liquidity Funds TempCash Portfolio ...................      13,155,395      13,155,395
          BlackRock Liquidity Funds TempFund Portfolio ...................      13,155,396      13,155,396
                                                                                             -------------
                                                                                                26,310,791
                                                                                             -------------
          TOTAL MONEY MARKET SECURITIES(COST $26,310,791) ................                      26,310,791
          TOTAL INVESTMENTS (Cost $279,220,155) --99.5% ..................                     386,385,302
          OTHER ASSETS & LIABILITIES, NET -- 0.5% ........................                       2,116,434
                                                                                             -------------
          NET ASSETS -- 100.0% ...........................................                   $ 388,501,736
                                                                                             =============

*     Non-income producing security

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF ASSETS AND LIABILITIES
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                      AS OF
                                                                  JUNE 30, 2005
                                                                   (UNAUDITED)
                                                                  -------------
ASSETS:
Investment in securities, at market value
   (Cost $279,220,155) ........................................   $ 386,385,302
Receivables for:
   Investment securities sold .................................         717,345
   Capital shares subscribed ..................................       1,864,306
   Dividends ..................................................          78,788
Other assets ..................................................          69,788
                                                                  -------------
   Total Assets ...............................................     389,115,529
                                                                  -------------
LIABILITIES:
Payables for:
   Capital shares redeemed ....................................         170,937
Advisory fee payable ..........................................         317,168
Trustees and Officers fees payable ............................          31,260
Accrued expenses ..............................................          94,428
                                                                  -------------
   Total Liabilities ..........................................         613,793
                                                                  -------------
NET ASSETS ....................................................   $ 388,501,736
                                                                  =============
NET ASSETS CONSISTED OF:
Shares of beneficial interest .................................   $     243,309
Additional paid-in capital ....................................     276,181,869
Accumulated net investment loss ...............................      (1,595,467)
Accumulated net realized gain on investments ..................       6,506,878
Net unrealized appreciation on investments ....................     107,165,147
                                                                  -------------

NET ASSETS FOR 24,330,926 SHARES OUTSTANDING ..................   $ 388,501,736
                                                                  =============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($388,501,736/24,330,926 outstanding shares of beneficial
   interest,$0.01 par value, unlimited authorized shares) .....   $       15.97
                                                                  =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      STATEMENT OF OPERATIONS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                     FOR THE
                                                                    SIX-MONTH
                                                                  PERIOD  ENDED
                                                                  JUNE 30, 2005
                                                                   (UNAUDITED)
                                                                  -------------
INVESTMENT INCOME:
   Dividends (net of $1,300 foreign taxes withheld) ...........   $     787,835
                                                                  -------------
      Total Income ............................................         787,835
                                                                  -------------
EXPENSES:
   Advisory fee (Note 4) ......................................       1,851,978
   Accounting and Administration fee (Note 4) .................         207,432
   Transfer agent fee (Note 4) ................................         124,599
   Legal fee ..................................................          54,000
   Trustees' fee (Note 4) .....................................          52,906
   Shareholder reports ........................................          21,720
   Custodian fee (Note 4) .....................................          15,551
   Audit fee ..................................................          13,467
   Registration fees ..........................................           9,509
   Miscellaneous ..............................................          32,140
                                                                  -------------
      Total Expenses ..........................................       2,383,302
                                                                  -------------
NET INVESTMENT LOSS ...........................................      (1,595,467)
                                                                  -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ...........................       6,516,218
   Net change in unrealized depreciation on investments .......      (9,102,044)
                                                                  -------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...............      (2,585,826)
                                                                  -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $  (4,181,293)
                                                                  =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                          STATEMENTS OF CHANGES IN NET ASSETS
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


                                                                     FOR THE          FOR THE
                                                                    SIX-MONTH       FISCAL YEAR
                                                                  PERIOD ENDED         ENDED
                                                                  JUNE 30, 2005      DECEMBER
                                                                   (UNAUDITED)       31, 2004
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ........................................   $  (1,595,467)   $  (2,734,063)
   Net realized gain on investment transactions ...............       6,516,218       11,673,462
   Net change in unrealized appreciation/(depreciation)
      on investments ..........................................      (9,102,049)      32,498,450
                                                                  -------------    -------------
      Net increase/(decrease) in net assets
         resulting from operations ............................      (4,181,293)      41,437,849
                                                                  -------------    -------------
DISTRIBUTION TO SHAREHOLDERS:
   Net realized gains .........................................              --      (11,763,930)
                                                                  -------------    -------------
SHARE TRANSACTIONS (a):
   Proceeds from shares sold ..................................      51,107,945      103,813,213
   Proceeds from shares reinvested ............................              --       10,539,905
   Cost of shares redeemed ....................................     (32,358,186)     (40,255,166)
                                                                  -------------    -------------
      Net increase in net assets from Fund share
         transactions .........................................      18,749,759       74,097,952
                                                                  -------------    -------------
TOTAL INCREASE IN NET ASSETS ..................................      14,568,466      103,771,871

NET ASSETS:
   Beginning of period ........................................     373,933,270      270,161,399
                                                                  -------------    -------------
   End of period ..............................................   $ 388,501,736    $ 373,933,270
                                                                  =============    =============

(a) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ................................................       3,302,587        6,878,279
   Shares reinvested ..........................................              --          651,013
   Shares redeemed ............................................      (2,092,181)      (2,664,665)
                                                                  -------------    -------------
   Net increase in shares .....................................       1,210,406        4,864,627

   Shares outstanding - Beginning of period ...................      23,120,520       18,255,893
                                                                  -------------    -------------
   Shares outstanding - End of period .........................      24,330,926       23,120,520
                                                                  =============    =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                         FINANCIAL HIGHLIGHTS
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                         FOR THE
                                                        SIX-MONTH
                                                      PERIOD ENDED                  FOR THE YEAR ENDED DECEMBER 31
                                                      JUNE 30, 2005      ----------------------------------------------------
                                                       (UNAUDITED)         2004       2003       2002       2001       2000
                                                      -------------      --------   --------   --------   --------   --------
Net asset value at beginning of period ...........    $       16.17      $  14.80   $  10.81   $  12.95   $  12.95   $  13.41
                                                      -------------      --------   --------   --------   --------   --------
INVESTMENT OPERATIONS
Net investment loss ..............................            (0.07)        (0.12)     (0.13)     (0.12)     (0.12)     (0.11)
Net realized and unrealized gain (loss) on
   investments ...................................            (0.13)         2.02       4.84      (2.02)      0.12       2.24
                                                      -------------      --------   --------   --------   --------   --------
      Total from investment operations ...........            (0.20)         1.90       4.71      (2.14)        --       2.13
                                                      -------------      --------   --------   --------   --------   --------
DISTRIBUTIONS
From net realized gain on investments ............               --         (0.53)     (0.72)        --         --      (2.59)
                                                      -------------      --------   --------   --------   --------   --------
      Total distributions ........................               --         (0.53)     (0.72)        --         --      (2.59)
                                                      -------------      --------   --------   --------   --------   --------
Net asset value at end of period .................    $       15.97      $  16.17   $  14.80   $  10.81   $  12.95   $  12.95
                                                      =============      ========   ========   ========   ========   ========
Total return .....................................            (1.24)%       12.81%     43.54%   (16.53)%      0.00%     15.70%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................             1.29%*        1.27%      1.26%      1.23%      1.23%      1.22%
Net investment loss to average net assets ........            (0.86)%**     (0.90)%    (1.03)%    (1.03)%    (0.96)%    (0.82)%
Portfolio turnover rate ..........................            10.61%**      23.05%     46.07%     40.50%     47.38%     63.67%
Net assets at end of period (000's omitted) ......    $     388,501      $373,933   $270,161   $170,059   $208,097   $213,943

*     Annualized.

**    Not annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


1. ORGANIZATION. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

At June 30, 2005, the tax cost and related gross unrealized appreciation and depreciation were as follows:

         Cost of investments for tax purposes ..............      $279,230,987*
                                                                  ------------
         Gross tax unrealized appreciation .................      $116,815,241
         Gross tax unrealized depreciation .................        (9,660,926)
                                                                  ------------
         Net tax unrealized appreciation on investments ....      $107,154,315
                                                                  ============

* The difference between book-basis and tax-basis is attributable to the tax deferral of losses on wash sales.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------       NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers transferred to the Fund appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of accounting principles generally accepted in the United States, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital when realized.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments of for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

3.  PURCHASES  AND SALES OF INVESTMENT  SECURITIES.  During the six months ended
June  30,  2005,  purchases  and  sales  of  investment   securities  (excluding
short-term investments) aggregated as follows:

                Purchases ............................     $45,961,293
                Sales ................................      36,921,995

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc. serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------       NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONCLUDED
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


PFPC Trust Company, an affiliate of PFPC, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are not paid any fees by the Trust for serving as Trustees or officers of the Trust.

5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years were as follows:

                                                               DECEMBER 31, 2004    DECEMBER 31, 2003
                                                               -----------------    -----------------
             Distributions paid from:
             Ordinary income ........................             $        --          $        --
             Long-term capital gain at 20% ..........                      --              115,815
             Long-term capital gain at 15% ..........              11,763,930           12,562,782
                                                                  -----------          -----------
                                                                  $11,763,930          $12,678,597
                                                                  ===========          ===========

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

               Undistributed ordinary income ....................    $     --
               Undistributed long-term capital gain .............       1,492
                                                                     --------
                                                                     $  1,492
                                                                     ========

6. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                              FUND MANAGEMENT
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
    SMALL CAP FUND


Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 463-6670. The address of each Trustee and officer as it relates to the Trust's business is Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                  TERM OF                                            PORTFOLIOS IN              OTHER
                                 OFFICE AND                                          FUND COMPLEX           TRUSTEESHIPS/
   NAME, DOB, AND              LENGTH OF TIME       PRINCIPAL OCCUPATION(S)           OVERSEEN BY           DIRECTORSHIPS
   POSITION(S) WITH TRUST        SERVED(1)            DURING PAST 5 YEARS               TRUSTEE            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Wendell Fenton                   Since 1997    Director, Richards, Layton & Finger         1        None
Date of Birth:  May 1939                       (law firm) since 1971.
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Giordano                Since 2000     Consultant,  financial  services           1        Trustee, WT Investment Trust
Date of Birth:  Mar.1943                        organizations since 1997;  Interim                  (25 Portfolios) and WT Mutual
Trustee                                         President,LaSalle  University from                  Fund (33 Portfolios); Trustee,
                                                1998 to 1999;  President and Chief                  Wilmington Low Volatility Fund
                                                Executive  Officer,Philadelphia Stock               of Funds; Trustee,Independence
                                                Exchange from 1981 to 1997.                         Blue Cross (Insurance); .
                                                                                                    Director,Selas Corporation of
                                                                                                    America (Industrial process
                                                                                                    furnaces and ovens)
------------------------------------------------------------------------------------------------------------------------------------
David M. Reese, Jr.              Since 1997     Semi-retired since 1996.                   1        None
Date of Birth:  Jul. 1935
Trustee
------------------------------------------------------------------------------------------------------------------------------------
David D. Wakefield               Since 1997     Private investor since 1997                1        Director, Townsends Inc.
Date of Birth:  Oct. 1930                                                                           (Food products and services);
Trustee                                                                                             Director, J.P.Morgan Trust
                                                                                                    Company of Delaware~
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Ford B. Draper, Jr.(2)           Since 1997    Founder, President, Director, and           1        None
Date of Birth:  May 1942                       Chief Investment Officer of Kalmar
Trustee, Chairman, President,                  Investments since 1982; President,
Principal Accounting Officer                   Kalmar Investment Advisers since 1997.
------------------------------------------------------------------------------------------------------------------------------------

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                 FUND MANAGEMENT -- CONTINUED
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
    SMALL CAP FUND


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                  TERM OF                                            PORTFOLIOS IN              OTHER
                                 OFFICE AND                                          FUND COMPLEX           TRUSTEESHIPS/
   NAME, DOB, AND              LENGTH OF TIME          PRINCIPAL OCCUPATION(S)        OVERSEEN BY           DIRECTORSHIPS
   POSITION(S) WITH TRUST        SERVED(1)               DURING PAST 5 YEARS            TRUSTEE            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Ford B. Draper, III(3)           Since 2000     Managing Director, Trading and Client     N/A                    N/A
Date of Birth:  Nov. 1966                       Services, Kalmar Investments
Vice President                                  since 1991.
------------------------------------------------------------------------------------------------------------------------------------
Verna Knowles                    Since 1998     Administration Director, Kalmar           N/A                    N/A
Date of Birth:  Nov. 1945                       Investments since 1998; Treasurer,
Treasurer and Chief Financial                   Kalmar Investments since 1997;
Officer                                         President, Books & Balances Ltd.
                                                (accounting services) since 1988.
------------------------------------------------------------------------------------------------------------------------------------
Marjorie L. McMenamin            Since 1998     Operations Director, Kalmar               N/A                    N/A
Date of Birth:  Aug. 1949                       Investments since 1992; Operations
Secretary                                       Director, Kalmar Investment
                                                Advisers since 1997
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Portmann                Since 2004     Chief Compliance Officer,                 N/A                    N/A
Date of Birth:  Jan. 1967                       Kalmar Investments since 2004.
Chief Compliance Officer                        Mutual Fund Accounting and
                                                Administration Manager, PFPC Inc.
                                                from 1996 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Diane Drake                      Since 2005     Vice President and Associate Counsel,     N/A                    N/A
Date of Birth:  July 1967                       PFPC Inc. since October 2003.
Assistant Secretary                             Deputy Counsel, Turner Investment
                                                Partners from 2001 to 2003.
                                                Associate, Stradley Ronon Stevens
                                                & Young LLP  (law firm) 1998 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Mr. Ford B. Draper, Jr. is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with Kalmar Investment Advisers, the Trust's investment adviser.

(3)   Ford B. Draper, III is the son of Ford B. Draper, Jr.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                    OTHER MATTERS (UNAUDITED)
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2004 to June 30, 2005 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website WWW.KALMARINVESTMENTS.COM, or by accessing the SEC's website at WWW.SEC.GOV.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP ("PwC"), the former independent auditors to the Trust, informed the Trust on February 10, 2004 that it intended to resign as independent auditors to the Trust, effective upon the Trust engaging replacement independent auditors. On August 16, 2004, the Trust by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche, LLP as the independent registered public accounting firm to audit the Trust's financial statements for the year ending December 31, 2004.

PwC's report on the Trust's financial statements for the fiscal years ended December 31, 2003 and December 31, 2002 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended December 31, 2003 and December 31, 2002 and through August 16, 2004: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Trust's financial statements for such years; and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Trust's fiscal year ended December 31, 2003, the Trust did not consult Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said item 304).

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM


                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406


                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940


                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153


                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 800-463-6670
                               (FAX) 302-658-7513
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM


KL12 - 6/05


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.


     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Kalmar Pooled Investment Trust


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              August 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              August 25, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date              August 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.